LONG-TERM BANK LOANS (Details Textual) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2015 EUR (€)
Compensating Bank Deposit Included In Short Term Deposit	$ 1,710	$ 2,643
Compensating Bank Deposit Included In Long Term Deposit	4,200	2,910
Compensating Bank Deposit	5,910	5,553
2015 Loans
Debt Instrument, Face Amount		$ 3,000		€ 3,000
Debt Instrument, Frequency of Periodic Payment		20 equal quarterly installments through December 2020
2015 Loans | Loans With Israeli Commercial Banks First Principal [Member]
Debt Instrument, Interest Rate Terms		LIBOR plus 1%-2.5
2011 Loans
Debt Instrument, Face Amount			$ 23,750
Debt Instrument, Maturity Date			Sep. 30, 2017
2011 Loans | Loans With Israeli Commercial Banks First Principal [Member]
Debt Instrument, Face Amount			$ 19,850
Debt Instrument, Interest Rate During Period			0.50%
Debt Instrument, Interest Rate Terms			LIBOR plus 2.1%-4.35%
2011 Loans | Loans With Israeli Commercial Banks Second Principal [Member]
Debt Instrument, Face Amount			$ 3,900
Debt Instrument, Frequency of Periodic Payment			10 equal semiannual payments
2016 Loans
Debt Instrument, Face Amount	$ 6,000
Debt Instrument, Frequency of Periodic Payment	20 equal quarterly installments through December 2021
2016 Loans | Loans With Israeli Commercial Banks First Principal [Member]
Debt Instrument, Interest Rate Terms	LIBOR plus 1.1%-2.5%